Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value associated with commodity derivative instruments
As of December 31, 2012 and 2011, the fair value associated with our commodity derivative instruments were recorded in our consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities
Balance Sheet Classification	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

Risk management assets	$1,889	$—	$(920)	$—
Risk management assets - long term	—	—	—	—
Total	$1,889	$—	$(920)	$—

Risk management liabilities	$—	$456	$—	$(635)
Risk management liabilities - long term	—	—	—	—
Total	$—	$456	$—	$(635)

Realized and unrealized gains (losses) with commodity and interst rate derivative instruments
For the years ended December 31, 2012, 2011 and 2010, the realized and unrealized gains (losses) associated with our commodity and interest rate derivative instruments were recorded in our consolidated statements of operations, under the captions as follows:

(in thousands)	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
2012
Revenue	$2,408	$—
Unrealized gain (loss) on commodity derivatives	—	992
Total	$2,408	$992
2011
Revenue	$(1,911)	$—
Realized gain (loss) on early termination of commodity derivatives	(2,998)	—
Unrealized gain (loss) on commodity derivatives	—	(541)
Total	$(4,909)	$(541)
2010
Revenue	$—	$—
Unrealized gain (loss) on commodity derivatives	—	(308)
Interest expense	—	(77)
Total	$—	$(385)